Acquisitions and Equity Method Investment - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 02, 2025	Jan. 01, 2023	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Business Combination [Line Items]
Acquisition-related deal and integration expenses					$ 291,044,000	$ 103,001,000	$ 139,683,000
Goodwill				$ 13,676,520,000	13,676,520,000	9,318,027,000	9,574,117,000
RCA
Business Combination [Line Items]
Retained ownership	15.00%
Equity units
Business Combination [Line Items]
Additional liability					121,666,000	0	0
Predefined business objective
Business Combination [Line Items]
Additional liability					19,550,000	$ 0	$ 0
RCA
Business Combination [Line Items]
Ownership acquired	85.00%
Cash	$ 4,042,007,000
Settlement of a net receivable resulting from a pre-existing commercial relationship	545,738,000
Other intangible assets	178,000,000
Goodwill expected to be deductible	1,071,000,000
Acquisition-related deal and integration expenses					65,100,000
RCA revenue					2,100,000,000
Goodwill	4,774,338,000
Purchase price	5,675,195,000
Cash and cash equivalents	143,312,000
RCA | Trade names
Business Combination [Line Items]
Other intangible assets	$ 178,000,000.0
Estimated useful life (in years)	15 years
RCA | Equity units
Business Combination [Line Items]
Contingent consideration	$ 694,400,000			815,200,000	815,200,000
Additional liability					121,700,000
RCA | Equity units | Expected Term
Business Combination [Line Items]
Expense period	1 year 6 months
RCA | Predefined business objective
Business Combination [Line Items]
Contingent consideration	$ 393,100,000			412,600,000	412,600,000
Additional liability				19,600,000
Potential payment	$ 500,000,000
OneOncology
Business Combination [Line Items]
Estimated useful life (in years)			23 years
Equity in excess of carrying value			$ 625,200,000
Intangibles assets			305,600,000
Deferred tax liabilities			20,500,000
Goodwill			340,000,000
OneOncology | OneOncology
Business Combination [Line Items]
Investment in specialty joint venture			718,400,000
Other liabilities				$ 872,900,000	$ 872,900,000
OneOncology | OneOncology | The Company and TPG
Business Combination [Line Items]
Investment in specialty joint venture			$ 2,100,000,000
Share price multiplier			19
Threshold period			12 months
Share price multiplier on invested capital			2.5
OneOncology | OneOncology | OneOncology
Business Combination [Line Items]
Ownership acquired			34.90%
PharmaLex Acquisition
Business Combination [Line Items]
Deferred tax liabilities		$ 146,000,000
Goodwill		1,010,200,000
Purchase price		1,473,000,000
Cash holdback		29,300,000
Cash and cash equivalents		37,400,000
Trade name acquired		$ 558,898,000
PharmaLex Acquisition | Trade names
Business Combination [Line Items]
Estimated useful life (in years)		5 years
Trade name acquired		$ 30,931,000